Cover	May 09, 2024
Cover [Abstract]
Entity Registrant Name	LINGERIE FIGHTING CHAMPIONSHIPS, INC.
Entity Central Index Key	0001407704
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 09, 2024
Entity File Number	000-55498
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-8009362
Entity Address Address Line 1	6955 North Durango Drive
Entity Address Address Line 2	Suite 1115-129
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89149
City Area Code	702
Local Phone Number	505-0743
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false